Note 19 - Net Capital Requirements (Details) (USD $)	Sep. 30, 2013
National Securities [Member]
Note 19 - Net Capital Requirements (Details) [Line Items]
Minimum Net Capital Required	$ 250,000
Net Capital	4,586,000
vFinance Investments [Member]
Note 19 - Net Capital Requirements (Details) [Line Items]
Minimum Net Capital Required	1,000,000
Net Capital	2,289,000
Alternative Excess Net Capital	1,289,000
Capital Required to be Well Capitalized to Risk Weighted Assets	52.90%
SEC Requirement [Member]
Note 19 - Net Capital Requirements (Details) [Line Items]
Net Capital	$ 4,336,000